Principal accounting policies (Schedule of Cash and Cash Equivalents) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 5,293,206		¥ 2,387,478
Variable Interest Entities [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	423,153		1,201,368
United States of America, Dollars
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | $		$ 604,112		$ 125,245
United States of America, Dollars | UNITED STATES
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | $		3		3
United States of America, Dollars | SINGAPORE
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | $		1
United States of America, Dollars | HONG KONG
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | $		597,829		122,704
United States of America, Dollars | CHINA
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | $		6,275		2,534
United States of America, Dollars | CHINA | Variable Interest Entities [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | $		$ 4		$ 4
China, Yuan Renminbi
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,078,804		1,527,896
China, Yuan Renminbi | UNITED STATES
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	273		272
China, Yuan Renminbi | SINGAPORE
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,019
China, Yuan Renminbi | HONG KONG
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	146		128
China, Yuan Renminbi | CHINA
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	654,241		326,156
China, Yuan Renminbi | CHINA | Variable Interest Entities [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 423,125		¥ 1,201,340